UNITED STATES
			                  SECURITIES AND EXCHANGE COMMISSION
				                        Washington, D.C. 20549

                             					FORM 13F

                    				   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
                             					[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Beacon Asset Management, LLC
     	50 Milk Street
	     Boston, MA 02109-5003

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and That it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Managers:
Name:	John K. Beeten
Title:	President
Phone:	(617) 263-2420
Signature, Place, and Date of Signing:
John K. Beeten Boston, Massachusetts,  January 24, 2000

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		46

Form 13F Information Table Value Total:		$142,376

List of Other Included Managers: 		NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA ONLINE INC DEL COM     COM              02364J104     7303 96250.000SH       SOLE                96250.000         14000.000
AMERICAN INTL GROUP COM        COM              026874107     3970 36719.000SH       SOLE                36719.000         11718.000
BANK OF AMERICA CORP COM       COM              060505104     2055 40950.000SH       SOLE                40950.000         11000.000
BELL ATLANTIC CORP COM         COM              077853109      263 4264.000 SH       SOLE                 4264.000
BELLSOUTH CORP COM             COM              079860102     1380 29474.000SH       SOLE                29474.000         14500.000
BP AMOCO P L C SPONSORED ADR   COM              055622104      705 11892.000SH       SOLE                11892.000
BRISTOL-MYERS SQUIBB           COM              110122108     2550 39720.000SH       SOLE                39720.000          9800.000
CHASE MANHATTAN NEW COM        COM              16161A108     1705 21950.000SH       SOLE                21950.000
CISCO SYSTEMS                  COM              17275R102    14622 136498.000SH      SOLE               136498.000         25300.000
CITIGROUP INC COM              COM              172967101     4743 85178.000SH       SOLE                85178.000         21900.000
COMPAQ COMPUTER CORP COM       COM              204493100     3469 128200.000SH      SOLE               128200.000         48000.000
CVS CORP COM                   COM              126650100      465 11650.000SH       SOLE                11650.000
DELL COMPUTER CORP COM         COM              247025109      286 5600.000 SH       SOLE                 5600.000
EMC CORP. MASS                 COM              268648102    22181 203027.000SH      SOLE               203027.000         33600.000
EXXON MOBIL CORPORATION        COM              30231g102      698 8664.000 SH       SOLE                 8664.000
FANNIE MAE                     COM              313586109     1814 29050.000SH       SOLE                29050.000
FLEET BOSTON FINANCIAL CORP    COM              339030108     4399 126355.000SH      SOLE               126355.000         29397.000
GENERAL ELEC CO COM            COM              369604103     3979 25710.000SH       SOLE                25710.000
HOME DEPOT INC COM             COM              437076102     6249 90899.500SH       SOLE                90899.500         29250.000
I2 TECHNOLOGIES INC COM        COM              465754109     1638 8400.000 SH       SOLE                 8400.000
INTEL CORP                     COM              458140100      663 8050.000 SH       SOLE                 8050.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     4113 38125.000SH       SOLE                38125.000         13000.000
JOHNSON & JOHNSON              COM              478160104     2054 22030.000SH       SOLE                22030.000          7600.000
LILLY ELI COMPANY              COM              532457108      775 11650.000SH       SOLE                11650.000
LOWES COS INC COM              COM              548661107      708 11850.000SH       SOLE                11850.000
LUCENT TECHNOLOGIES            COM              549463107     6863 91510.000SH       SOLE                91510.000         25600.000
MCI WORLDCOM INC               COM              55268B106     4732 89175.000SH       SOLE                89175.000         20550.000
MERCK & CO INC COM             COM              589331107     2375 35354.000SH       SOLE                35354.000         11800.000
MERRILL LYNCH & CO INC COM     COM              590188108     2129 25550.000SH       SOLE                25550.000         11500.000
MICROSOFT CORP.                COM              594918104     7222 61860.000SH       SOLE                61860.000
PFIZER INC COM                 COM              717081103     1661 51200.000SH       SOLE                51200.000
PROCTER & GAMBLE               COM              742718109     2892 26400.000SH       SOLE                26400.000          5000.000
SBC COMMUNICATIONS INC COM     COM              78387G103     1258 25811.000SH       SOLE                25811.000         11800.000
SCHERING-PLOUGH CORP.          COM              806605101     3280 77400.000SH       SOLE                77400.000         22000.000
SCHLUMBERGER LTD COM           COM              806857108     1274 22700.000SH       SOLE                22700.000         15000.000
STANDARD & POOR'S DEP RECPT TR COM              78462F103      755 5140.000 SH       SOLE                 5140.000
STAPLES INC COM                COM              855030102     2603 125442.000SH      SOLE               125442.000         29300.000
STATE STR CORP COM             COM              857477103      695 9510.000 SH       SOLE                 9510.000
SUN MICROSYSTEMS INC COM       COM              866810104      306 3950.000 SH       SOLE                 3950.000
TELLABS INC COM                COM              879664100     4862 75750.000SH       SOLE                75750.000         19600.000
TYCO INTL LTD NEW COM          COM              902124106     4735 121400.000SH      SOLE               121400.000         26800.000
WAL MART STORES INC COM        COM              931142103      256 3700.000 SH       SOLE                 3700.000
WARNER LAMBERT CO COM          COM              934488107     1534 18725.000SH       SOLE                18725.000          8000.000
JOHN HANCOCK BK&THRIFT SH BEN  CLSD END         409735107      110 13086.422SH       SOLE                13086.422
AES CORP                       CONV             00130HAN5       29    20000 PRN      SOLE                    20000
HERCULES INC                   CONV             427056AK2       19    10000 PRN      SOLE                    10000